FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2002








0302-0400920

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2002




                                    Contents

Report of Independent Auditors................................................1

Audited Financial Statements

Statements of Assets and Liabilities..........................................2
Statements of Operations......................................................4
Statements of Changes in Net Assets...........................................6
Notes to Financial Statements................................................10


0302-0400920

                           [ERNST & YOUNG LETTERHEAD]



                         Report of Independent Auditors

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of American Republic Variable Annuity Account, comprising the Money Market, U.S. Government/ High Grade Securities (formerly Strategic Fixed Income), Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2002, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Des Moines, Iowa
March 13, 2003


0302-0400920                                                            1

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2002




                                                                Money Market
                                                                  Division
                                                             -------------------
                                                             -------------------
Assets
Investments in shares of mutual funds, at market                  $562,363

Liabilities                                                           -
                                                             -------------------
                                                             -------------------
Net assets                                                        $562,363
                                                             ===================
                                                             ===================

Net assets
Accumulation units                                                $559,799
Contracts in annuitization period                                    2,564
                                                             -------------------
                                                             -------------------
Total net assets                                                  $562,363
                                                             ===================
                                                             ===================

Investments in shares of mutual funds, at cost                    $562,363
Shares of mutual fund owned                                        562,363

Accumulation units outstanding                                      35,836
Accumulation unit value                                             $15.62

Annuitized units outstanding                                           164
Annuitized unit value                                               $15.62

See accompanying notes.


2                                                               0302-0400920


       U.S.
 Government/High
 Grade Securities      Growth      Growth and Income   International        Global            Total
     Division         Division          Division          Division       Bond Division   Return Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $1,210,543        $3,791,201      $1,357,720        $1,342,383        $2,186,969        $3,283,847

               -                 -               -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,210,543        $3,791,201      $1,357,720        $1,342,383        $2,186,969        $3,283,847
===========================================================================================================
===========================================================================================================


      $1,191,294        $3,756,995      $1,302,600        $1,317,081        $2,100,417        $3,191,462
          19,249            34,206          55,120            25,302            86,552            92,385
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,210,543        $3,791,201      $1,357,720        $1,342,383        $2,186,969        $3,283,847
===========================================================================================================
===========================================================================================================

      $1,161,697        $5,019,964      $1,749,999        $1,534,466        $1,935,103        $3,749,236
          96,535           321,016          81,692           135,594           173,157           214,630

          53,203           145,327          79,481           103,530           100,760           123,713
          $22.39            $25.85          $16.39            $12.72            $20.85            $25.80

            860             1,323            3,363             1,989             4,152             3,581
         $22.39            $25.85           $16.39            $12.72            $20.85            $25.80



0303-0400920                                                            3

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2002



                                                                Money Market
                                                                  Division
                                                             -------------------
                                                             -------------------
Income:
   Dividends                                                       $6,350
Expenses:
   Mortality and expense risk                                       7,114
                                                             -------------------
                                                             -------------------
Net investment income (loss)                                         (764)

Realized gain (loss) on investments:
   Realized gain (loss) on sales of fund shares                         -
   Realized gain distributions                                          -
                                                             -------------------
                                                             -------------------
Net realized gain (loss) on investments                                 -

Change in unrealized appreciation/depreciation of investments           -
                                                             -------------------
                                                             -------------------
Net increase (decrease) in net assets from operations             $  (764)
                                                             ===================

See accompanying notes.


4                                                               0302-0400920


       U.S.
 Government/High
 Grade Securities
     Division          Growth      Growth and Income   International        Global            Total
                      Division          Division          Division       Bond Division   Return Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $121,332    $               -     $   10,859      $        721        $  26,822          $  72,816

        18,921              68,839          23,728            21,769           32,587             52,478
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       102,411             (68,839)        (12,869)          (21,048)          (5,765)            20,338


       (45,917)           (158,440)        (65,525)           (9,568)          25,625            (63,227)
             -                   -          55,806                 -                -             43,048
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       (45,917)           (158,440)         (9,719)           (9,568)          25,625            (20,179)

        32,686          (1,541,771)       (441,769)         (251,264)         304,453           (488,095)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $  89,180         $(1,769,050)      $(464,357)        $(281,880)        $324,313          $(487,936)
===========================================================================================================

0302-0400920                                                            5

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets



                                                                              Money Market Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             Year Ended December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $      (764)      $    5,420
   Net realized gain (loss) on investments                                           -                -
   Change in unrealized appreciation/depreciation of investments
                                                                                     -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                             (764)           5,420

Contract transactions:
   Administrative charges                                                         (819)            (890)
   Contract distributions and terminations                                    (147,860)        (472,529)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                   155,507           97,166
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                    (300)          (1,099)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions
                                                                                 6,528         (377,352)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                          5,764         (371,932)

Net assets at beginning of year                                                556,599          928,531
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                     $562,363         $556,599
                                                                       ====================================

See accompanying notes.

6                                                               0302-0400920


         U.S. Government/
            High Grade                                                              Growth and
        Securities Division                  Growth Division                     Income Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      Year Ended December 31              Year Ended December 31              Year Ended December 31
      2002              2001              2002             2001               2002             2001
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

    $   102,411      $   100,340        $    (68,839)   $    (111,631)     $     (12,869)   $       6,614
        (45,917)         (17,255)           (158,440)      (3,925,253)            (9,719)         507,029

         32,686           33,672          (1,541,771)       1,855,165           (441,769)        (473,053)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
         89,180          116,757          (1,769,050)      (2,181,719)          (464,357)          40,590


         (1,185)          (1,206)             (4,268)          (5,230)            (1,897)          (2,202)
       (346,020)        (601,962)           (891,169)      (1,685,427)          (204,053)      (1,829,675)

        (22,254)          17,429            (104,942)         (23,098)           (30,744)           7,372

        (22,320)         (62,996)            (67,500)         (18,090)           (11,626)         (15,094)
----------------------------------------------------------------------- -----------------------------------

       (391,779)        (648,735)         (1,067,879)      (1,731,845)          (248,320)      (1,839,599)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       (302,599)        (531,978)         (2,836,929)      (3,913,564)          (712,677)      (1,799,009)

      1,513,142        2,045,120           6,628,130       10,541,694          2,070,397        3,869,406
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     $1,210,543       $1,513,142          $3,791,201     $  6,628,130         $1,357,720       $2,070,397
======================================================================= ===================================

0302-0400920                                                            7

                   American Republic Variable Annuity Account

                 Statements of Changes in Net Assets (continued)



                                                                             International Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                                Year Ended December 31
                                                                                2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                           $     (21,048)    $    (31,176)
   Net realized gain (loss) on investments                                       (9,568)        (630,317)
   Change in unrealized appreciation/depreciation of investments
                                                                               (251,264)          40,094
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                          (281,880)        (621,399)

Contract transactions:
   Administrative charges                                                        (1,856)          (2,219)
   Contract distributions and terminations                                     (158,656)        (465,995)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                    (27,654)         (87,798)
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                  (21,164)          (9,717)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions
                                                                               (209,330)        (565,729)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                        (491,210)      (1,187,128)

Net assets at beginning of year                                               1,833,593        3,020,721
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $1,342,383       $1,833,593
                                                                       ====================================

See accompanying notes.

8                                                               0302-0400920

          Global Bond Division              Total Return Division
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         Year Ended December 31             Year Ended December 31
         2002             2001              2002             2001
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------

      $      (5,765)    $    (38,943)    $     20,338      $   167,891
             25,625         (158,538)         (20,179)        (455,203)

            304,453          116,427         (488,095)         442,352
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
            324,313          (81,054)        (487,936)         155,040


             (2,582)          (2,822)          (3,010)          (3,548)
           (433,591)        (857,334)        (595,277)        (581,676)
            (13,240)         (19,486)          18,073            8,414

            (87,315)         (45,333)         (70,227)         (45,868)
   ----------------------------------------------------------------------
           (536,728)        (924,975)        (650,441)        (622,678)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
           (212,415)      (1,006,029)      (1,138,377)        (467,636)

          2,399,384        3,405,413        4,422,224        4,889,860
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         $2,186,969       $2,399,384       $3,283,847       $4,422,224
   ======================================================================



0302-0400920                                                            9

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2002



1. Organization and Significant Accounting Policies

Organization

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the Alliance Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund) at December 31, 2002:

   Division                                    Invests Exclusively in Shares of
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Money Market                                      Money Market Portfolio
   U.S. Government/High Grade Securities             U.S. Government/High Grade
                                                          Securities Portfolio
   Growth                                            Growth Portfolio
   Growth and Income                                 Growth and Income Portfolio
   International                                     International Portfolio
   Global Bond                                       Global Bond Portfolio
   Total Return                                      Total Return Portfolio

During 2002, shareholders of the Brinson Series Trust voted to merge two portfolios into portfolios of another series mutual fund, Alliance Variable Products Series Fund, Inc. (Alliance). As a result of the merger, the shares held by the following divisions were exchanged for shares of respective portfolios of Alliance as follows:

   Division                     Brinson Portfolio           Alliance Portfolio
                                    Exchanged                    Acquired
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Money Market                Money Market Portfolio     Money Market Portfolio
   U.S. Government/High Grade  Strategic Fixed Income     U.S. Government/High
      Securities                  Portfolio                 Grade Securities
                                                            Portfolio


0302-0400920                                                            10

                   American Republic Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

In connection with the above reorganizations, during 2002, the Strategic Fixed Income Division was renamed the U.S. Government/High Grade Securities Division.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account. No purchase payments were allocated during the years ended December 31, 2002 or 2001.

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

0302-0400920                                                            11

                   American Republic Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. Expenses and Related Party Transactions

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

0302-0400920                                                            12

                   American Republic Variable Annuity Account

4. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2002:

                                                Cost of Purchases  Proceeds From
   Division                                                            Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Money Market                                    $   653,769       $   648,005
   U.S. Government/High Grade Securities Income      1,618,458         1,907,826
   Growth                                               12,561         1,149,279
   Growth and Income                                   146,244           351,627
   International                                        12,547           242,925
   Global Bond                                          39,999           582,492
   Total Return                                        222,996           810,051

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31, 2002 and 2001:

                             Year Ended December 31
                                             2002                                    2001
                            --------------------------------------- ---------------------------------------
                            --------------------------------------- ---------------------------------------
                                                           Net                                    Net
   Division                   Purchased     Redeemed    Decrease      Purchased    Redeemed     Decrease
   ---------------------------------------------------------------- ---------------------------------------
   ---------------------------------------------------------------- ---------------------------------------

   Money Market                  10,767       10,344          423        22,949       47,047      (24,098)
   U.S. Government/High
      Grade Securities              619       18,833      (18,214)          838       32,863      (32,025)
   Growth                           458       35,640      (35,182)       10,477       51,939      (41,462)
   Growth and Income              4,278       18,533      (14,255)        1,097       83,494      (82,397)
   International                    769       15,663      (14,894)        5,670       39,532      (33,862)
   Global Bond                      669       28,455      (27,786)        1,043       51,239      (50,196)
   Total Return                   4,028       27,879      (23,851)        3,250       24,712      (21,462)


0302-0400920                                                            13

                   American Republic Variable Annuity Account

6. Unit Values

The following is a summary of units outstanding, unit values, and net assets at December 31, 2002 and 2001 and expense ratios, investment income ratios, and total return ratios for the years ended December 31, 2002 and 2001:

                                                                                Ratio of
                                                                                Expenses
                                                     Net       Investment      to Average
                                           Unit     Assets       Income           Net           Total
            Division            Units     Value     (000s)      Ratio (3)      Assets (4)    Return (5)
   --------------------------------------------------------------------------------------------------------

   Money Market
      2002 (1)                   36,000    $15.62   $   562       1.26%           1.40%         (0.19)%
      2001                       35,577     15.65       557       2.15            1.40           0.58
   U.S. Government/High Grade
      Securities
      2002 (1)                   54,063     22.39     1,211       9.03            1.40           6.92
      2001                       72,277     20.94     1,513       7.11            1.40           6.78
   Growth
      2002                      146,650     25.85     3,791       -               1.40         (29.08)
      2001 (2)                  181,832     36.45     6,628       -               1.40         (22.79)
   Growth and Income
      2002                       82,844     16.39     1,358        .64            1.40         (23.12)
      2001 (2)                   97,099     21.32     2,070       1.64            1.40          (1.11)
   International
      2002                      105,519     12.72     1,342        .05            1.40         (16.48)
      2001 (2)                  120,413     15.23     1,834        .01            1.40         (22.22)
   Global Bond
      2002                      104,912     20.85     2,187       1.15            1.40          15.32
      2001 (2)                  132,698     18.08     2,399       -               1.40          (2.90)
   Total Return
      2002                      127,294     25.80     3,284       1.95            1.40         (11.83)
      2001 (2)                  151,145     29.26     4,422       4.97            1.40           3.28

(1)      See Note 1 regarding changes in underlying investment option.

(2) During 2001, shareholders of the Brinson Series Trust (Brinson) voted to merge certain portfolios into certain portfolios of another series mutual fund, Alliance Variable Product Series Fund, Inc. (Alliance). As a result, mutual fund shares in a Brinson portfolio were exchanged for shares of an Alliance portfolio.


0302-0400920                                                              14

                   American Republic Variable Annuity Account

6. Unit Values (continued)

   (3) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

   (4) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (5) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.


0302-0400920                                                            15